GOODWILL - Summary of Goodwill Allocation (Details) $ in Millions	Dec. 31, 2024 USD ($) GW MW	Dec. 31, 2023 USD ($) GW	Dec. 14, 2023 MW GW	Dec. 31, 2022 USD ($)	Sep. 28, 2022 GW MW	Feb. 02, 2022 GW	Mar. 31, 2021 MW
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 4,742	$ 1,090
Fair value less costs of disposal	82	150
Goodwill	$ 5,434	$ 1,944		$ 1,526
U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Wind	3.5		260
Near-term development power capacity | MW			800
Late-stage project power capacity | GW			3
1.7 GW Germany Portfolio
Disclosure of detailed information about intangible assets [line items]
Utility-scale solar | GW						1.7
4.5 GW Operating And Under Construction, Asia-Pacific
Disclosure of detailed information about intangible assets [line items]
Utility-scale solar | GW		4.5
5.2 MW Operating And 2.5 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Utility-scale solar | GW	2.5
Operating and under construction assets, power capacity | MW	524
341 MW Operating And 2.2 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Utility-scale solar | GW	2.2
Operating and under construction assets, power capacity | MW	341
Europe Utility-scale solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 1,111	$ 78
Fair value less costs of disposal	82	103
Europe Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	538	38
Fair value less costs of disposal	0	47
Europe Storage
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	473	111
U.S. Utility-scale Solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	307	307
U.S. Distrusted Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	351	350
U.S. Distrusted Generation | 360 MW and 700 MW Acquisitions
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	115	115
Operating and under construction assets, power capacity | MW							360
Development assets, power capacity | MW							700
U.S. Distrusted Generation | 500 MW Acquisition
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	236	235
Operating and under construction assets, power capacity | MW					500
U.S. Distrusted Generation | 1.8 GW U.S. Distribution Generation Portfolio
Disclosure of detailed information about intangible assets [line items]
Utility-scale solar | GW					1.8
U.S Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	9	9
Chile Distributed Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	16	16
Latin America Solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	241	0
Latin America Distributed Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	70	0
APAC Wind
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	1,030	86
APAC Wind | 4.5 GW Operating And Under Construction, Asia-Pacific
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	100	77
APAC Wind | 5.2 MW Operating And 2.5 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	9	0
APAC Solar
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	193	77
APAC Solar | 4.5 GW Operating And Under Construction, Asia-Pacific
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	80	86
APAC Solar | 5.2 MW Operating And 2.5 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	14	0
APAC Storage
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	377	0
APAC Distributed Generation
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	26	18
APAC Distributed Generation | 4.5 GW Operating And Under Construction, Asia-Pacific
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	22	18
Colombia Hydroelectric
Disclosure of detailed information about intangible assets [line items]
Goodwill, non-core	610	704
Solar | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	40	10
Solar | Neoen
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	1,338	0
Wind | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	73	38
Wind | Neoen
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	1,386	0
Storage | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	139	111
Europe Solar, Wind And Storage | U.K. Wind Portfolio
Disclosure of detailed information about intangible assets [line items]
Wind | MW			260
Near-term development power capacity | MW			800
Late-stage project power capacity | GW			3
Europe Solar, Wind And Storage | 1.7 GW Germany Portfolio
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 64	68
Utility-scale solar | GW	1.7
Battery Storage | Neoen
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 781	0
APAC Wind, Solar And Distributed Generation | 341 MW Operating And 2.2 GW Under Construction
Disclosure of detailed information about intangible assets [line items]
Value-in-use method	$ 3	$ 0